Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

(Dollar amounts in thousands)	2015	2014	2013
Current payable	$1,004	$2,146	$1,556
Deferred	558	(154)	423

Total provision	$1,562	$1,992	$1,979

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

(Dollar amounts in thousands)	2015	2014
Deferred tax assets:
Allowance for loan and lease losses	$2,171	$2,328
Supplemental retirement plan	371	282
Investment security basis adjustment	66	66
Nonaccrual interest income	415	444
Deferred origination fees, net	12	295
OREO adjustments	92	94
Accrued compensation	234	207
Other	23	14

Gross deferred tax assets	3,384	3,730

Deferred tax liabilities:
Premises and equipment	514	385
Net unrealized gain on securities	1,233	1,311
FHLB stock dividends	225	225
Intangibles	401	353
Mortgage servicing rights	68	—
Other	44	77

Gross deferred tax liabilities	2,485	2,351

Net deferred tax assets	$899	$1,379

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

(Dollar amounts in thousands)	2015		2014		2013
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income
Provision at statutory rate	$2,866	34.0%	$3,119	34.0%	$3,062	34.0%
Tax-free income	(1,347)	(15.9)	(1,187)	(12.9)	(1,138)	(12.6)
Nondeductible interest expense	34	0.4	37	0.4	45	0.5
Other	9	0.0	23	0.2	10	0.1

Actual tax expense and effective rate	$1,562	18.5%	$1,992	21.7%	$1,979	22.0%